LEASES (Tables)	12 Months Ended
Sep. 30, 2023
LEASES
Summary of components of leases

Year ending
September 30,
RMB
Operating lease cost	241
Short-term lease cost	—
Total	6

Year ended
September 30,
Cash paid for amounts included in the measurement of lease liabilities:	RMB
Operating cash flows from operating leases	—

Schedule of maturities of operating lease liabilities

Year ending September 30,	RMB
2024	178
2025	63
2026	—
2027	—
2028	—
Thereafter	—
241